Deferred Credits (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred credits	$ 29	$ 34
Minimum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortisation period of deferred credits	21 years
Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortisation period of deferred credits	60 years
IRU prepayments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred credits	$ 13	13
Equipment revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred credits	$ 1	$ 21